RISK MANAGEMENT (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Regulatory capital - values
Common equity	R$ 110,689,318	R$ 106,500,779
Level I	125,412,066	120,624,009
Reference Equity - RE	149,969,145	144,282,538
Risk-weighted assets (RWA) - amounts
Total RWA	R$ 947,737,574	R$ 971,611,195
Regulatory capital as a proportion of RWA
Index of Common equity - ICP	11.70%	11.00%
Tier I Capital	13.20%	12.40%
Basel Ratio	15.80%	14.80%
Additional Common Equity (ACP) as a proportion of RWA
Additional Common Equity Conservation - ACPConservation	2.50%	2.50%
Additional Contracyclic Common Equity – ACPContracyclic
Additional Systemic Importance of Common Equity - Systemic ACPS	1.00%	1.00%
Total ACP (1)	3.50%	3.50%
Excess Margin of Common Equity	3.68%	2.96%
Leverage Ratio (AR)
Total exposure	R$ 1,714,042,678	R$ 1,639,736,361
AR	7.30%	7.40%
Short Term Liquidity Indicator (LCR)
Total High Quality Liquid Assets (HQLA)	R$ 248,691,252	R$ 198,600,676
Total net cash outflow	R$ 129,797,562	R$ 124,038,502
LCR	191.60%	160.10%
Long Term Liquidity Indicator (NSFR)
Available stable funding (ASF)	R$ 934,324,784	R$ 877,734,697
Stable resources required (RSF)	R$ 737,181,037	R$ 728,633,715
NSFR	126.70%	120.50%